SUBSEQUENT EVENTS (Details) $ in Millions, $ in Millions	Feb. 07, 2019 USD ($) oz $ / $	Feb. 07, 2019 CLP ($) oz $ / $	Dec. 31, 2018 $ / lb
Disclosure of non-adjusting events after reporting period [line items]
Average price (in R, CLP or CAD per USD) | $ / lb			2.79
Currency contracts | Cash flow hedge | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional Amount	$ 86.8	$ 56,760
Average price (in R, CLP or CAD per USD) | $ / $	652.42	652.42
Derivative average price risk, percentage | oz	0.50	0.50